Deferred Revenue	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Deferred Revenue	Deferred Revenue

	Years ended
	December 31, 2021	December 31, 2020
	$	$
Balance, beginning of the year	128,815	62,660
Deferral of revenue	351,145	119,324
Recognition of deferred revenue	(100,236)	(53,169)
Balance, end of the year	379,724	128,815

	December 31, 2021	December 31, 2020
	$	$
Current portion	216,792	107,809
Long-term portion	162,932	21,006
	379,724	128,815

The opening balances of current and long-term deferred revenue were $56,691 and $5,969, respectively, as of January 1, 2020.

As at December 31, 2021, the current and long-term deferred revenue from non-cash consideration received for services rendered in conjunction with strategic partnerships was $85,086 and $145,488, respectively (December 31, 2020 - $8,237 and $12,659). See note 6. The Company will recognize this revenue ratably over the remaining terms of the strategic partnerships which range from 3 to 7 years.
As at December 31, 2021, the long-term deferred revenue excluding non-cash consideration received will be recognized ratably over the remaining terms of the contracts with the customers which range from 2 to 5 years.